Item 1. Schedule of Investments:
--------------------------------

Putnam American Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam American Government Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
December 31, 2004 (Unauadited)

U.S. Government and Agency Mortgage Obligations (56.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (3.4%)
-----------------------------------------------------------------------------------------------------------
    $20,466,644  Government National Mortgage Association
                 Adjustable Rate Mortgages 4 1/2s, August
                 20, 2034                                                                       $20,675,220
                 Government National Mortgage Association
                 Pass-Through Certificates
        207,175  8s, with due dates from April 15, 2030
                 to May 15, 2030                                                                    225,853
      9,552,427  7 1/2s, with due dates from February 15,
                 2022 to September 15, 2030                                                      10,335,825
        532,097  7s, with due dates from November 15,
                 2022 to January 15, 2031                                                           569,021
        866,989  6 1/2s, with due dates from December 15,
                 2031 to April 15, 2033                                                             907,704
      1,030,000  6 1/2s, TBA, January 1, 2035                                                     1,085,684
        264,407  6s, with due dates from October 15, 2023
                 to January 15, 2029                                                                275,712
                                                                                              -------------
                                                                                                 34,075,019
U.S. Government Agency Mortgage Obligations (53.4%)
-----------------------------------------------------------------------------------------------------------
      3,912,101  Federal Home Loan Mortgage Corporation 7
                 1/2s, October 1, 2029                                                            4,206,731
                 Federal National Mortgage Association
                 Pass-Through Certificates
    164,633,256  7s, with due dates from January 1, 2023
                 to August 1, 2034                                                              174,644,411
     15,380,351  6 1/2s, with due dates from January 1,
                 2024 to September 1, 2034                                                       16,151,495
        502,263  6 1/2s, with due dates from February 1,
                 2016 to February 1, 2017                                                           533,144
    118,840,000  6 1/2s, TBA, January 1, 2033                                                   124,596,313
     99,900,000  6 1/2s, TBA, January 1, 2035                                                   104,816,958
      1,540,266  5 1/2s, December 1, 2013                                                         1,597,965
     32,180,000  5 1/2s, TBA, January 1, 2035                                                    32,662,700
        798,513  5s, with due dates from February 1, 2019
                 to June 1, 2019                                                                    812,674
     60,900,000  5s, TBA, January 1, 2035                                                        60,433,737
     13,000,000  5s, TBA, January 1, 2020                                                        13,205,156
      9,200,000  4 1/2s, TBA, January 1, 2020                                                     9,169,813
        338,582  4s, with due dates from May 1, 2019 to
                 June 1, 2019                                                                       330,844
                                                                                              -------------
                                                                                                543,161,941
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $575,293,177)    $577,236,960

U.S. Government Agency Obligations (7.2%) (a)(cost $72,274,693)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $64,114,000  Fannie Mae 7 1/4s, January 15, 2010                                            $73,648,553

U.S. Treasury Obligations (24.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value

                 U.S. Treasury Bonds
    $16,475,000  8s, November 15, 2021                                                          $22,599,067
     10,948,000  7 1/2s, November 15, 2016                                                       13,982,649
     10,723,000  6 1/4s, May 15, 2030                                                            12,805,608
     45,670,000  6s, February 15, 2026                                                           52,277,878
                 U.S. Treasury Notes
    103,084,000  4 1/4s, August 15, 2013                                                        103,873,232
     46,316,000  1 5/8s, January 31, 2005                                                        46,308,765
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $243,538,302)                          $251,847,199

Collateralized mortgage obligations (7.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value

                 Fannie Mae
     $5,083,251  Ser. 03-W6, Class PT1, 9.344s, 2042                                             $5,721,115
      3,000,270  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                              3,218,062
      4,881,729  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                              5,233,083
      1,826,346  Ser. 02-T18, Class A4, 7 1/2s, 2042                                              1,956,132
      3,123,083  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                              3,345,232
     13,834,451  Ser. 02-T16, Class A3, 7 1/2s, 2042                                             14,816,327
        556,336  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                596,076
      4,411,761  Ser. 02-W4, Class A5, 7 1/2s, 2042                                               4,722,333
         75,110  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                  80,044
        307,261  Ser. 02-14, Class A2, 7 1/2s, 2042                                                 328,779
      3,916,085  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              4,174,586
      1,511,163  Ser. 02-T4, Class A3, 7 1/2s, 2041                                               1,614,943
      1,596,181  Ser. 02-T6, Class A2, 7 1/2s, 2041                                               1,704,689
      2,219,846  Ser. 01-T12, Class A2, 7 1/2s, 2041                                              2,372,906
        466,200  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                 497,608
      5,393,484  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               5,751,156
         14,239  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                  15,194
        194,981  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 208,497
      1,674,147  Ser. 02-T1, Class A3, 7 1/2s, 2031                                               1,790,009
      2,448,997  Ser. 00-T6, Class A1, 7 1/2s, 2030                                               2,611,403
        169,156  Ser. 02-W7, Class A5, 7 1/2s, 2029                                                 181,155
      1,881,504  Ser. 02-W3, Class A5, 7 1/2s, 2028                                               2,013,265
     14,670,543  Ser. 03-22, Class IO, IO, 6s, 2033                                               2,814,581
      7,525,492  Ser. 338, Class 2, IO, 5 1/2s, 2033                                              1,583,881
      7,108,894  Ser. 329, Class 2, IO, 5 1/2s, 2033                                              1,501,754
     51,027,331  Ser. 03-W10, Class 1A, IO, 1.703s, 2043                                          1,194,040
        157,430  Ser. 03-W10, Class 1A1, 1.701s, 2032                                               156,938
     60,536,062  Ser. 03-W10, Class 3A, IO, 1.664s, 2043                                          1,458,919
      1,793,813  Ser. 03-W6, Class 11, IO, 1.629s, 2042                                              20,177
      1,647,410  Ser. 03-W6, Class 21, IO, 0.978s, 2042                                               4,990
      7,010,436  Ser. 01-T12, Class IO, 0.569s, 2041                                                103,770
     11,616,169  Ser. 01-50, Class B1, IO, 0.481s, 2041                                             138,395
      2,872,350  Ser. 03-W2, Class 1, IO, 0.468s, 2042                                               37,214
     34,388,513  Ser. 02-T4, IO, 0.451s, 2041                                                       383,421
      6,330,996  Ser. 02-T1, Class IO, IO, 0.424s, 2031                                              67,211
      4,355,707  Ser. 03-W6, Class 3, IO, 0.366s, 2042                                               44,463
     10,299,295  Ser. 01-79, Class BI, IO, 0.351s, 2045                                              91,220
      6,865,928  Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities Ser.
                 212, IO, 6s, 2031                                                                1,293,198
          4,128  Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities Ser.
                 T-41, Class 3A, 7 1/2s, 2032                                                         4,407
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
        763,697  Ser. T-58, Class 4A, 7 1/2s, 2043                                                  816,340
        533,725  Ser. T-42, Class A5, 7 1/2s, 2042                                                  570,880
                 Freddie Mac
      5,658,882  Ser. 216, IO, 6s, 2032                                                           1,115,631
      3,197,201  Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                               74,934
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $97,282,026)                  $76,428,958

Short-term investments (34.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $27,000,000  Federal Home Loan Discount Note, 2.26%,
                 January 19, 2005                                                               $26,969,490
     62,000,000  Federal Home Loan Bank for an effective
                 yield of 2.26%, January 12, 2005                                                61,957,293
    134,000,000  Federal National Mortgage Association,
                 2.18%, January 13, 2005                                                        133,900,717
     26,000,000  Federal National Mortgage Association,
                 2.125%, January 19, 2005                                                        25,970,750
     42,000,000  Federal National Mortgage Association,
                 zero%, March 30, 2005                                                           41,748,462
      1,900,000  U.S. Treasury Bills zero%, March 31,
                 2005 (SEG)                                                                       1,889,877
     59,674,000  Interest in $180,000,000 joint tri-party
                 repurchase agreement dated December 31,
                 2004 with UBS Securities, LLC due
                 January 3, 2005 with respect to various
                 U.S. Government obligations -- maturity
                 value of $59,684,841 for an effective
                 yield of 2.18% (collateralized by Fannie
                 Mae with a yield of 3.02% and due date
                 of June 1, 2006, valued at $183,603,642)                                        59,674,000
                                                                                              -------------
                 Total Short-term investments  (cost $352,110,594)                             $352,110,589
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,340,498,792)(b)                                  $1,331,272,259
-----------------------------------------------------------------------------------------------------------


Futures contracts outstanding at December 31, 2004 (Unauadited)

                                                                  Unrealized
                                       Aggregate  Expiration    appreciation/
                            Value     face value        date   (depreciation)
----------------------------------------------------------------------------
U.S. Treasury Note
10 yr (Long)         $354,506,063   $353,906,807      Mar-05        $599,256
U.S. Treasury Note
5 yr (Short)          169,006,719    168,686,835      Mar-05        (319,884)
U.S. Treasury Bond
30 yr (Short)          69,525,000     69,633,320      Mar-05         108,320
CBT Interest Rate
Swap 10 yr (Long)      51,942,469     52,255,712      Mar-05        (313,243)
Euro 90 day (Short)     2,670,113      2,673,120      Mar-05           3,007
Euro 90 day (Long)      1,205,500      1,207,596      Dec-05          (2,096)
Euro 90 day (Short)       242,063        242,883      Mar-05             820
Euro 90 day (Short)       241,525        241,983      Mar-05             458
----------------------------------------------------------------------------
                                                                     $76,638
----------------------------------------------------------------------------

TBA sale commitments outstanding at December 31, 2004 (Unauadited) (proceeds receivable $154,892,970)

                                      Principal   Settlement
Agency                                   amount         date           Value
----------------------------------------------------------------------------
FNMA, 7s, January 1, 2035           $17,400,000      1/19/05     $18,430,407
FNMA, 6 1/2s, January 1, 2035        86,400,000      1/13/05      90,585,000
FNMA, 5 1/2s, January 1, 2035        32,180,000      1/13/05      32,662,700
FNMA, 5s, January 1, 2020            12,900,000      1/19/05      13,103,578
----------------------------------------------------------------------------
                                                                $154,781,685
----------------------------------------------------------------------------

Interest rate swap contracts outstanding at December 31, 2004 (Unauadited)

                                                                  Unrealized
                                    Notional   Termination      appreciation/
                                      amount          date     (depreciation)
-----------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                 $28,800,000       3/30/09          $694,676

Agreement with Bank of America,
N.A. dated December 2,  2003 to
pay semi-annually the notional
amount multiplied by 2.444% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                  21,356,000       12/5/05           117,088

Agreement with Bank of America
N.A. dated December 12, 2003 to
pay semi-annually the notional
amount multiptied by 2.1125%
and receive quarterly the
notional amount multiplied by
three month USD-LIBOR.               113,000      12/16/05             1,025

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to pay
semi-annually the notional
amount multiptied by 4.945% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                   9,804,300        7/9/14          (464,468)

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to receive
semi-annually the notional
amount multiptied by 2.931% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                   8,911,700        7/9/06            38,069

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiptied by 4.641% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.              44,173,000      12/15/13           412,361

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.               7,408,000       1/26/06            50,016

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.               7,228,000       1/23/06            46,050

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.008% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.               7,228,000       1/23/06            46,050

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.               3,883,000       1/26/06            25,815

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.375% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.               2,449,000       1/26/14            (6,450)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.               2,390,000       1/23/14           (13,886)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.               2,390,000       1/23/14           (15,780)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.379% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.               1,254,000       1/26/14            (3,709)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional
amount multiptied by 4.579% and
receive quarterly the notional
amount multiplied by three
month USD-LIBOR-BBA.                 351,000      12/16/13             (1,595)
-----------------------------------------------------------------------------
                                                                     $925,262
-----------------------------------------------------------------------------

      NOTES
  (a) Percentages indicated are based on net assets of $1,016,517,937.

  (b) The aggregate identified cost on a tax basis is $1,345,670,138, resulting in gross unrealized appreciation and depreciation of $6,467,013 and $20,864,891, respectively, or net unrealized depreciation of $14,397,879.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2004.

      TBA after the name of a security represents to be announced securities.

      Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005